SHORT-TERM LOANS (Details) (Short-term loans [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Short-term loans [Member]
Short-term Debt [Line Items]
Aggregate amount of short-term loans outstanding	18,166
Short-term loans, fixed interest rate	7.32%
Maturity term	12 months
Aggregate repayment of short-term loans	5,364	12,802